Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Cash dividends declared, per share	$ 0.08	$ 0.60	$ 0.28